Related Party Balances and Transactions - Long-term borrowings (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Long-term borrowings	¥ 818,538
Serene View Investment Limited
Related Party Transaction [Line Items]
Long-term borrowings	560,325
Huang River Investment Limited
Related Party Transaction [Line Items]
Long-term borrowings	¥ 258,213